Goodwill - Summary of Changes in Goodwill (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Beginning balance	£ 10,562	£ 5,789
Goodwill Ending Balance	10,597	10,562
Cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Beginning balance	10,562	5,789
Exchange adjustments	(54)	(277)
Additions through business combinations	124	5,023
Transfer from/(to) assets held for sale	(35)	27
Goodwill Ending Balance	£ 10,597	£ 10,562